Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Jun. 30, 2011 Year
Industrial
Significant Accounting Policies [Line Items]
Number of countries that the Industrial International operations provide Parker products and services to	44
Building
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	40
Land Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15
Building Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15
Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	7
Estimated useful lives, upper limit (in years)	10
Vehicles and Office Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	3
Estimated useful lives, upper limit (in years)	8